Deposits	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Deposits	Deposits:
The aggregate amount of time deposits with a minimum denomination greater than $250 was $425,227 and $343,756 at December 31, 2020 and 2019, respectively.
At December 31, 2020, the scheduled maturities of time deposits are as follows:

Scheduled maturities of time deposits
Due on or before:
December 31, 2021	$1,048,816
December 31, 2022	204,165
December 31, 2023	117,178
December 31, 2024	44,718
December 31, 2025	22,325
Thereafter	52
Total	$1,437,254
At December 31, 2020 and 2019, the Company had $2,965 and $3,487, respectively, of deposit accounts in overdraft status and thus have been reclassified to loans on the accompanying consolidated balance sheets.